Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts

DPL Inc.
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years ended December 31, 2012 - 2014
$ in thousands
Description	Balance at Beginning of Period	Additions	Deductions (a)	Balance at End of Period

Year ended December 31, 2014
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,160	$7,644	$7,537	$1,267

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$13,721	$5,179	$-	$18,900

Year ended December 31, 2013
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,084	$6,156	$6,080	$1,160

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$12,349	$2,159	$787	$13,721

Year ended December 31, 2012
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,136	$5,902	$5,954	$1,084

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$6,702	$6,747	$1,100	$12,349

(a) Amounts written off, net of recoveries of accounts previously written off.